Loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted EPS
The components of the numerator for the calculation of basic and diluted LPS are as follows:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
		(As adjusted)	(As adjusted)
Net loss from continuing operations	(592)	(4,448)	(720)
Profit /(loss) from discontinued operations	5	(215)	(502)
Net loss attributable to the parent	(587)	(4,663)	(1,222)
Less: Allocation to participating securities	—	—	—
Net loss available to stockholders	(587)	(4,663)	(1,222)
Effect of dilution	—	—	—
Diluted net loss available to stockholders	(587)	(4,663)	(1,222)
The components of the denominator for the calculation of basic and diluted LPS are as follows:

(In millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Basic loss per share:
Weighted average number of common shares outstanding	100	100	100
Diluted loss per share:
Effect of dilution	—	—	—
Weighted average number of common shares outstanding adjusted for the effects of dilution	100	100	100
The basic and diluted loss per share are as follows:

(In $)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Basic Loss per share from continuing operations	(5.90)	(44.29)	(7.16)
Diluted Loss per share from continuing operations	(5.90)	(44.29)	(7.16)
Basic loss per share	(5.85)	(46.43)	(12.18)
Diluted loss per share	(5.85)	(46.43)	(12.18)